Net Loss Per Share Attributable to Ordinary Shareholders	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Ordinary Shareholders
12.	Net Loss Per Share Attributable to Ordinary Shareholders

The following table sets forth the computation of basic and diluted net loss per share attributable to Ordinary Shareholders for the periods presented:

	Year Ended December 31,
	2022	2023	2024
	(in thousands, except share and per share data)
Basic net loss per share
Numerator:
Allocation of net loss	$(195,405)	$(133,805)	$(75,548)

Allocation of net loss attributable to Ordinary Shareholders	$(195,405)	$(133,805)	$(75,548)
Denominator:
Weighted-average shares used in computing net loss per share attributable to Ordinary Shareholders	157,691,173	164,353,909	167,323,350
Basic net loss per share attributable to Ordinary Shareholders	$(1.24)	$(0.81)	$(0.45)

Diluted net loss per share
Numerator:
Allocation of net loss attributable for diluted computation	$(195,405)	$(133,805)	$(75,548)

Denominator:
Weighted-average shares used in computing net loss per share attributable to Ordinary Shareholders	157,691,173	164,353,909	167,323,350
Diluted net loss per share attributable to Ordinary Shareholders	$(1.24)	$(0.81)	$(0.45)

The potential shares of Ordinary Shares that were excluded from the computation of diluted net loss per share attributable to Ordinary Shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Year Ended December 31,
	2022	2023	2024
Unvested RSU’s	1,348,682	1,957,057	2,088,945
Outstanding warrants to Ordinary Shares	2,713,701	492,054	-
Outstanding share options	9,054,293	7,761,657	6,259,264
Total	13,116,676	10,210,768	8,348,209